Parent Company (the "Company") Only Financial Information - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating expenses:
Selling, general and administrative	¥ (15,741,057)	$ (2,156,516)	¥ (12,884,556)	¥ (10,537,119)
Total operating expenses	(28,366,835)	(3,886,240)	(25,706,980)	(20,784,652)
Loss from operations	(21,874,073)	(2,996,735)	(22,655,184)	(15,640,659)
Interest and investment income	853,728	116,960	2,210,018	1,358,719
Interest expense	798,363	109,375	403,530	333,216
Gain on extinguishment of debt	(4,480)	(614)	170,193	138,332
Equity in loss of subsidiaries and VIEs	(503,193)	(68,937)	64,394	377,775
Other income/(loss), net	(98,143)	(13,446)	155,191	(282,952)
Loss before income tax expense	(22,424,524)	(3,072,147)	(20,458,918)	(14,382,001)
Income tax (expense)/benefit	22,815	3,126	(260,835)	(55,103)
Net loss	(22,401,709)	(3,069,021)	(20,719,753)	(14,437,104)
Accretion on redeemable non-controlling interests to redemption value	(347,516)	(47,609)	(303,163)	(279,355)
Net loss attributable to ordinary shareholders of NIO Inc.	(22,657,692)	(3,104,090)	(21,146,967)	(14,559,445)
Total comprehensive loss	(22,252,041)	(3,048,517)	(21,478,799)	(12,973,494)
Comprehensive loss attributable to ordinary shareholders of NIO Inc	(22,508,024)	(3,083,586)	(21,749,987)	(13,247,134)
Parent
Operating expenses:
Selling, general and administrative	(104,001)	(14,248)	(99,587)	(24,039)
Total operating expenses	(104,001)	(14,248)	(99,587)	(24,039)
Loss from operations	(104,001)	(14,248)	(99,587)	(24,039)
Interest and investment income	522,799	71,623	524,173	207,057
Interest expense	(392,179)	(53,728)	(207,649)	(113,277)
Gain on extinguishment of debt	4,480	614	(170,193)	(138,332)
Equity in loss of subsidiaries and VIEs	(22,287,129)	(3,053,323)	(21,349,555)	(14,138,689)
Other income/(loss), net	(9,479)	(1,300)	121,800	(351,874)
Loss before income tax expense	(22,274,469)	(3,051,590)	(20,840,625)	(14,282,490)
Income tax (expense)/benefit	35,707	4,892	3,179	(2,400)
Net loss	(22,310,176)	(3,056,482)	(20,843,804)	(14,280,090)
Accretion on redeemable non-controlling interests to redemption value	(347,516)	(47,609)	(303,163)	(279,355)
Net loss attributable to ordinary shareholders of NIO Inc.	(22,657,692)	(3,104,091)	(21,146,967)	(14,559,445)
Total comprehensive loss	(22,160,508)	(3,035,978)	(21,446,824)	(12,967,779)
Comprehensive loss attributable to ordinary shareholders of NIO Inc	¥ (22,508,024)	$ (3,083,587)	¥ (21,749,987)	¥ (13,247,134)